Subsequent events	12 Months Ended
Dec. 31, 2022
SUBSEQUENT EVENTS
Subsequent Events

41.  SUBSEQUENT EVENTS

i.	On January 6, 2023, draw No. 2 of the EFI 290 credit line for US$100 million was repaid, leaving a debit balance owed of US$190 million (see Note 10.d.vi).
ii.	On January 13, 2023, draw No. 3 of the EFI 290 credit line for US$90 million was repaid. The new debit balance owed amounts to US$100 million (see Note 10.d.vi).
iii.	On January 30, 2023, draw No. 1 from the EFI 290 credit line for US$100 million was repaid. As of January 31, 2023, no amounts are owed and this credit line is 100% available (see Note 10.d.vi).
iv.	On February 1, 2023, our subsidiary Enel Generación Chile signed a sales contract for the Santa Rosa Complex with Territoria Santa Rosa SpA. In the same contract, Enel Chile and its subsidiaries Enel Generación Chile and Enel Distribución Chile sold movable assets to Territoria Apoquindo S.A.

The sales price for the property amounted to UF 864,947.84. Of this, UF 768,447.84 (equivalent to ThCh$27,119,224) was paid in cash upon execution of the contract. The remaining UF 96,500 will be paid within two years. The total price for the movable assets sold to Territoria Apoquindo S.A. amounted to Th$405,919, which was also paid in cash.

The agreement with Territoria Santa Rosa SpA establishes that the Group will continue to use the Santa Rosa Complex through a lease until the first half of 2024. From this date onwards, the Company will begin to use tower 2 of the MUT (Mercado Urbano Tobalaba) complex as its new corporate headquarters, which is owned by Territoria Apoquindo S.A. On February 1, 2023, Enel Chile also signed a 7-year lease agreement with Territoria Apoquindo S.A., which will be effective as of May 1, 2023.

v.	On April 13, 2023, draw of the BBVA y MIZUHO credit line for US$90 million. The draw was made at a variable interest rate of Libor 6M plus a margin 0.90% and a maturity date of October 20, 2023.
vi.	On April 20, 2023, draw from the EFI credit line for US$50 million. The draw was made at Libor 3M + spread and with a maturity date of July 20, 2023 (see Note 10.ii).
vii.	On April 26, 2023, draw from the EFI credit line for US$290 million. The draw was made at Libor 3M + spread and with a maturity date of July 26, 2023 (see Note 41.iii).

Between January 1, 2023 and the date of issuance of these consolidated financial statements, we are not aware of other events of a financial or any other nature that could significantly affect the financial position and the results presented herein.